SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Locations

Revenues:

	Year ended December 31,
	2012	2013	2014

United States	$26,178	$32,041	$60,761
Israel	2,999	3,383	4,234
United Kingdom	2,627	6,862	12,220
EMEA (*)	8,522	15,551	16,744
Other	6,882	8,320	9,040

	$47,208	$66,157	$102,999

Schedule of Long-lived Assets by Geographic Locations

long-lived assets:

	December 31,
	2013	2014

United States	$184	$606
Israel	939	1,336
United Kingdom	144	143
EMEA (*)	5	15
Other	—	48

	$1,272	$2,148

(*)	Europe, the Middle East and Africa excluding United Kingdom and Israel